VALUE OF IN-FORCE BUSINESS - Schedule of Range of Yields and Other Key Assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Retail price inflation
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Inflation (in percent)	3.70%	3.28%
Expense inflation
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Inflation (in percent)	4.00%	3.58%
Bottom of range | Value of In-Force non-annuity business
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk free interest rate, share options granted (in percent)	1.94%	(0.16%)
Bottom of range | Value of In-Force annuity business
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk free interest rate, share options granted (in percent)	3.54%	0.72%
Bottom of range | Financial options and guarantees
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk free interest rate, share options granted (in percent)	1.94%	(0.16%)
Top of range | Value of In-Force non-annuity business
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk free interest rate, share options granted (in percent)	4.55%	3.60%
Top of range | Value of In-Force annuity business
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk free interest rate, share options granted (in percent)	6.15%	4.49%
Top of range | Financial options and guarantees
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk free interest rate, share options granted (in percent)	4.55%	3.60%